Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue [Abstract]
Schedule of summarizes revenue by the company’s service
	Three months ended March 31,
	2023	2022
Core subscription revenue	13,640,744	12,484,365
Sale of operational products recognized point in time	1,866,974	1,574,237
	15,507,718	14,058,602

	Year ended December 31,
	2022	2021
Core Subscription Revenue	51,862,758	38,940,524
Sale of operational products recognized point in time	7,883,013	6,380,151
	59,745,771	45,320,675

Scheule of the disaggregation of revenue
	Three months ended March 31,
	2023	2022
Australia	556,837	998,361
France	4,001,589	3,193,675
India	17,714	—
Japan	113,269	140,587
Singapore	128,195	80,621
UAE	340,541	55,482
United Kingdom	316,852	393,240
United States	9,652,548	9,133,088
Others	380,173	63,548
	15,507,718	14,058,602

	Year ended December 31,
	2022	2021
Australia	4,567,608	4,170,115
France	12,022,258	6,601,755
India	103,900	371,475
Japan	309,063	199,695
Singapore	402,747	738,226
UAE	390,767	653,298
United Kingdom	1,558,806	2,334,095
United States	39,174,040	28,998,625
Others	1,216,582	1,253,391
	59,745,771	45,320,675

Schedule of deferred revenue consists of customer billings
	Year ended December 31,
	2022	2021
Balance at beginning of the period	2,171,668	249,804
Add: Billings	8,086,620	4,553,356
Add: Acquired in business combination	—	1,874,182
Less: Revenue recognized*	(6,923,927)	(4,502,956)
Less: foreign exchange loss	13,029	(1,998)
Balance at end of the period	3,347,390	2,171,668

*        includes revenue recognized of $ 2,106,485 and $ 249,084 for the year ended December 31, 2022 and 2021, respectively that was included in the deferred revenue balance at the beginning of the period.